Commitments and Contingencies (Details) - Schedule of future minimum rental payments for operating leases $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of future minimum rental payments for operating leases [Abstract]
2022	$ 1,167
2023	1,158
2024	1,192
2025	1,228
2026	1,265
Thereafter	106
Total Future minimum lease payments	$ 6,116